CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	$ 514,958,919	¥ 3,540,600,044	¥ 1,786,935,193	¥ 230,305,685
Operating costs and expenses:
Origination and servicing	172,487,401	1,185,937,128	760,143,348	259,054,329
General and administrative	32,001,132	220,023,783	98,236,038	61,711,596
Sales and marketing	29,921,577	205,725,801	76,584,015	38,210,523
Provision for contingent guarantee liabilities	31,468,805	216,363,770	182,578,676
Provision for accounts receivable and contract assets	57,740,733	396,996,410	167,700,495	8,099,152
Provision for loan receivable from Xiaoying Housing Loans	5,868,355	40,347,875
Total operating expenses	329,488,003	2,265,394,767	1,285,242,572	367,075,600
Income (loss) from operations	185,470,916	1,275,205,277	501,692,621	(136,769,915)
Interest income (expense), net	614,474	4,224,817	3,632,860	256,832
Foreign exchange gain (loss)	1,407	9,677	(478,590)	(18,220)
Investment income (loss), net | ¥			1,500,000	(6,300,000)
Change in fair value of financial guarantee derivative	(29,230,064)	(200,971,302)	(18,110,752)
Fair value adjustments related to Consolidated Trusts	1,797,487	12,358,626	(9,750,565)	(4,358,490)
Other income (loss), net	(858,726)	(5,904,176)	89,690	(9,270)
Income (loss) before income taxes and gain (loss) from equity in affiliates	157,795,494	1,084,922,919	478,575,264	(147,199,063)
Income tax benefit (expense)	(30,531,770)	(209,921,188)	(138,248,227)	27,018,204
Gain (loss) from equity in affiliates	1,171,566	8,055,105	(832,385)
Net income (loss)	128,435,290	883,056,836	339,494,652	(120,180,859)
Less: net loss attributable to noncontrolling interests	(8,008)	(55,057)	(780,350)	(606,609)
Net income (loss) attributable to X Financial	$ 128,443,298	¥ 883,111,893	¥ 340,275,002	¥ (119,574,250)
Net income (loss) per share-basic | (per share)	$ 0.45	¥ 3.08	¥ 1.30	¥ (0.50)
Weighted average number of ordinary shares outstanding-basic	286,588,402	286,588,402	261,219,657	238,095,238
Net income (loss) per share-diluted | (per share)	$ 0.42	¥ 2.91	¥ 1.22	¥ (0.50)
Weighted average number of ordinary shares outstanding-diluted	303,984,284	303,984,284	279,710,804	238,095,238
Net income (loss)	$ 128,435,290	¥ 883,056,836	¥ 339,494,652	¥ (120,180,859)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	2,769,997	19,045,117	(24,463,956)	27,871,616
Comprehensive income (loss)	131,205,287	902,101,953	315,030,696	(92,309,243)
Less: comprehensive loss attributable to noncontrolling interests	(8,008)	(55,057)	(780,350)	(606,609)
Comprehensive income (loss) attributable to X Financial	131,213,295	902,157,010	315,811,046	(91,702,634)
Loan facilitation service | Direct Model
Net revenues
Total net revenue	430,161,002	2,957,571,967	1,231,054,733	4,523,804
Loan facilitation service | Intermediary Model
Net revenues
Total net revenue	33,200,840	228,272,373	302,614,463	176,849,079
Post-origination service
Net revenues
Total net revenue	19,088,565	131,243,431	50,326,664	8,187,989
Financing income
Net revenues
Total net revenue	11,068,862	76,103,961	130,740,149	30,500,162
Other revenue
Net revenues
Total net revenue	$ 21,439,650	¥ 147,408,312	¥ 72,199,184	¥ 10,244,651